Vanguard Ultra-Short Bond ETF
Supplement Dated January 31, 2023, to the Prospectus and Summary Prospectus Dated April 29, 2022
Important Changes to Vanguard Ultra-Short Bond ETF (the Fund)

Effective immediately, Samuel C. Martinez will no longer serve as portfolio manager of the Fund.
Accordingly, all references to Samuel C. Martinez are hereby deleted in their entirety.
The Fund’s investment objective, strategies, and policies remain unchanged.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 931A 012023

Vanguard Bond Index Funds

Supplement Dated January 31, 2023, to the Statement of Additional Information Dated April 29, 2022
Important Changes to Vanguard Ultra-Short Bond ETF (the Fund)
Effective immediately, Samuel C. Martinez will no longer serve as portfolio manager of the Fund.
Accordingly, all references to Samuel C. Martinez are hereby deleted in their entirety.
The Fund’s investment objective, strategies, and policies remain unchanged.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 084A 012023